Commitments and Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES

12. commitments and contingencies

Litigation

While there is currently no ongoing litigation, the Company may, from time to time, be involved in various legal matters that arise in the ordinary course of business. Should matters arise, management will then make a determination as to the ultimate disposition of these matters and measure if it could have a material adverse effect on the Company’s financial position, results of operations or liquidity.

License Agreement

In January 2023, the Company entered into a patent license agreement with Duke University and the National Cancer Institute, under the agency of the U.S. Department of Health and Human Services (the “Duke License”) for an exclusive, worldwide, sub-licensable license to certain technology. The Duke License was amended in August 2024 to include improvements within the definitions of patent rights and technical information.

As a component of the Duke License, the Company agreed to make payments based on clinical and commercial milestones and continuing royalty payments on any sales made after approval by regulatory authorities. As of June 30, 2026, the Company has not met any milestones as defined in the agreement and, accordingly, has recorded no expense or liability related to such payments. The Company also agreed to pay royalties equal to low- to mid- single digit percentages of annual net sales on a country-by-country and product-by-product basis, with minimum annual royalty levels established beginning in 2025. Based on the minimum annual royalty levels established in the Duke License, the Company recorded a liability of $25,000 for minimum royalties due under the agreement as of December 31, 2025. Additional minimum annual royalty fees will also apply to the year ending December 31, 2026 and subsequent years under the terms of the Duke License.

Executive Compensation

On February 5, 2025, each of the Company’s Executives agreed to forever waive and discharge any obligation on the part of the Company to pay the consulting fees incurred and unpaid prior to consummation of the Merger. In the aggregate, the amount of consulting fees that were unpaid and waived totaled $345,900. As such, as of June 30, 2026 and December 31, 2025, the Company had no amounts included in accounts payable related to the consulting fee liability. Given that the liability was forgiven by members of management of the Company who were deemed to be related parties, the transaction was accounted for as a contribution of capital and, as a result, the Company recognized additional paid-in capital of $345,900 during the six months ended June 30, 2025 in connection with the debt forgiveness.

11. commitments and contingencies

Litigation

While there is currently no ongoing litigation, the Company may, from time to time, be involved in various legal matters that arise in the ordinary course of business. Should matters arise, management will then make a determination as to the ultimate disposition of these matters and measure if it could have a material adverse effect on the Company’s financial position, results of operations or liquidity.

License Agreement

In January 2023, the Company entered into a patent license agreement with Duke University and the National Cancer Institute, under the agency of the U.S. Department of Health and Human Services (the “Duke License”) for an exclusive, worldwide, sub-licensable license to the technology more fully described in Note 1. The Duke License was amended in August 2024 to include improvements within the definitions of patent rights and technical information. As a component of the Duke License, the Company agreed to make payments based on clinical and commercial milestones and continuing royalty payments on any sales made after approval by regulatory authorities. These milestones include initiation of Phase II or Phase III clinical trials, submission of applications for market approval in multiple jurisdictions including the U.S., EU and Japan and the initiation of post-approval commercial sales in the same jurisdictions. Based on an assumption that all milestones related to the current development program are met during the course of the Duke License, these milestone payments would total approximately $11.7 million. As of December 31, 2025, the Company has not met any milestones as defined in the agreement and, accordingly, has recorded no expense or liability related to such payments.

The Company also agreed to pay royalties equal to low- to mid- single digit percentages of annual net sales on a country-by-country and product-by-product basis subject to downward adjustment to low single digit percentages of the Company’s net annual sales in the event there is no valid claim of a patent for the product, with minimum annual royalty levels established beginning in 2025. The Company also must pay Duke low to mid-double digit percentages of any sublicensing fees as set forth in the Duke License. Based on the minimum annual royalty levels established in the Duke License, the Company accrued $25,000 for royalties due under the agreement as of December 31, 2025.

Executive Compensation

On February 11, 2025, effective upon the closing of the Merger, the Company entered into executive employment agreements with three executive officers (each an “Executive” and collectively, the “Executives”). On October 3, 2025, the Company amended the employment agreements with one of the Executives to, among other things, amend the amount of time that Executive was going to devote to the Company and update their respective salary pro rata. The agreements include customary non-competition, non-solicitation, and confidentiality covenants; establish the Executives’ duties and compensation; and provide for their continued employment with the Company. The initial term of each of the employment agreements commenced upon the closing of the Merger and continues for terms ranging from two to three years, unless terminated sooner in accordance with the employment agreement. After the initial term expires, the employment agreements will automatically renew for successive one-year terms unless either the Company or the Executive provides written notice of their intent not to renew at least 90 days prior to the expiration of the then-current term.

The Company has agreed to pay the Executives annual base salaries of $1,020,000 in the aggregate, discretionary equity grants and awards, and annual discretionary bonuses based on targeted percentages of each Executive’s base salary.

In the event that the Company issues additional securities, raising gross aggregate funds of $10,000,000 (in one or more transactions), occurring, if at all, within two years following the Merger (the “Additional Financing Period”), the Company will grant each Executive options to purchase a number of shares of common stock of the Company (the “Anti-Dilution Options”) sufficient to ensure that their respective ownership immediately following the Additional Financing Period, on a fully diluted basis and assuming the exercise of all outstanding options (whether or not then exercisable) is equal to their respective ownership immediately following the Merger, as determined on a fully diluted basis and assuming the exercise of all outstanding options (whether or not then exercisable). The per share exercise price of the Anti-Dilution Options will be equal to the fair market value of a share of the Company’s common stock on the date of grant, as determined by the board of directors. The Anti-Dilution Options, if any, will become exercisable in four equal annual installments, in each case subject to the continued employment of each Executive with the Company on the date each such vesting milestone is achieved, and will be subject to the terms of the Company’s equity incentive plan then in place and a related option grant agreement to be entered between the Executive and the Company.

The employment agreements may be terminated (a) automatically upon the Executive’s death; (b) by the Company upon disability, for cause or not for cause; or (c) by the Executive for good reason or no reason; all as defined in the employment agreements.

If the Company terminates the Executive’s employment without cause or if the Executive resigns for good reason, then the Executive will be entitled to separation benefits, consisting of 12-24 months of then-current base salary and continuation of health insurance coverage for 12-18 months, depending on the individual.

If the Company terminates the Executive’s employment without cause or if the Executive resigns for good reason, in connection with a change in control of the Company, then the Executive will be entitled to accelerated vesting of all equity awards, in addition to the separation benefits enumerated above.

On February 5, 2025, each of the Company’s Executives agreed to forever waive and discharge any obligation on the part of the Company to pay the consulting fees incurred and unpaid prior to consummation of the Merger. In the aggregate, the amount of consulting fees that were unpaid and waived under this agreement totaled $345,900. As of December 31, 2024, $313,850 was included in accounts payable related to the consulting fee liability. Given that the liability was forgiven by members of management of the Company who were deemed to be related parties, the transaction was accounted for as a contribution of capital and, as a result, the Company recognized additional paid-in capital of $345,900 during the year ended December 31, 2025 in connection with the debt forgiveness.